COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum payments under operating lease agreements
2014	$ 26,295,000
2015	26,213,000
2016	25,424,000
2017	22,354,000
2018	20,049,000
Thereafter	197,846,000
Total	318,181,000
Expenses charged to operations under operating lease agreements	$ 36,700,000	$ 30,600,000	$ 31,300,000
Period of most significant operating leases (in years)	77 years
Percentage of most significant operating leases	57.00%